INVESTMENTS IN CONTENT (10K) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INVESTMENTS IN CONTENT [Abstract]
Investment in Content
Investments in content are as follows:

(In thousands)	March 31, 2015	December 31, 2014

Released	$59,777	$57,766
Completed, not released	3,865	7,205
In-production	1,270	2,554
Investments in content, net	$64,912	$67,525

Investments in content are as follows:

	December 31,
(In thousands)	2014	2013

Released	$57,766	$66,527
Completed, not released	7,205	10,387
In-production	2,554	4,727
Investments in content, net	$67,525	$81,641

Future Amortization Expense for Investment in Content
Our estimated future amortization for investments in content is as follows:

(In thousands)
Period	Estimated Amortization	Percentage

1 Year	$18,046	31.2%
2 - 3 Years	22,102	38.3%
4 - 5 Years	10,814	18.7%
Thereafter	6,804	11.8%
	$57,766	100.0%